UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Net income (loss)	$ 606	$ 267
Adjustments to reconcile net income to net cash from operating activities:
Other policy revenue	(312)	(200)
Accretion on investments	118	(57)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	501	332
Deferral of policy acquisition costs	(575)	(684)
Losses (gains) on investments and derivatives	(335)	(311)
Provisions for credit losses	20	25
Income from real estate partnerships, investment funds and corporations	(256)	(95)
Distributions from real estate partnerships, investment funds and corporations	190	35
Interest credited to policyholders’ account balances	655	205
Change in fair value of embedded derivatives	328	134
Depreciation and amortization	93	17
Deferred income taxes	(328)	(2)
Changes in operating assets and liabilities:
Insurance-related liabilities	1,073	1,755
Deposit liabilities	(46)	(128)
Funds withheld under reinsurance	(216)	(769)
Reinsurance recoverables and deposit assets	87	(35)
Accrued investment income	(88)	52
Working capital and other	(76)	221
Cash flows from operating activities	1,439	762
Investing activities
Acquisition of subsidiary, net of cash acquired	10,843	0
Purchase of investments:
Fixed maturity, available for sale	(6,422)	(3,616)
Equity securities	(70)	(241)
Mortgage loans on real estate	(634)	(265)
Private loans	(1,912)	(25)
Investment real estate	(13)	(53)
Real estate partnerships	(1,386)	(1,001)
Investment funds	(174)	(971)
Short-term investments	(10,970)	(6,952)
Other invested assets	(141)	0
Proceeds from sales and maturities of investments:
Fixed maturity, available for sale	3,729	3,530
Equity securities	32	43
Mortgage loans on real estate	734	220
Private loans	344	409
Investment real estate	14	0
Real estate partnerships	187	3
Investment funds	458	80
Short-term investments	12,007	6,966
Other invested assets	38	260
Purchase of derivatives	(177)	(58)
Proceeds from sales and maturities of derivatives	236	26
Purchase of intangibles and property and equipment	(31)	0
Proceeds from sales of intangibles and property and equipment	27	0
Change in collateral held for derivatives	261	88
Other	(50)	(3)
Cash flows from investing activities	6,930	(1,560)
Financing activities
Return of capital to common stockholders	(6)	0
Proceeds from non-controlling interest	0	1
Borrowings from related parties	1,988	268
Repayment of borrowings to related parties	(1,838)	0
Borrowings from external parties	3,098	1,033
Repayment of borrowings to external parties	(2,576)	(1,453)
Policyholders’ account deposits	4,052	2,948
Policyholders’ account withdrawals	(3,041)	(1,309)
Debt issuance costs	(4)	0
Proceeds from repurchase agreement	136	112
Repayments of repurchase agreement	(129)	(55)
Distributions to non-controlling interest	(18)	0
Cash flows from financing activities	1,662	1,545
Cash and cash equivalents
Cash and cash equivalents, beginning of period	4,308	2,145
Net change during the period	10,031	747
Foreign exchange on cash balances held in foreign currencies	(4)	1
Cash and cash equivalents, end of period	14,335	2,893
Supplementary cash flow disclosures
Cash taxes paid (net of refunds received)	(32)	(11)
Cash interest paid	177	62
Non-cash transactions:
Investments received in connection with pension risk transfer transactions	462	0
Issuance of common stock in exchange for purchase of equity securities	1,119	0
Equity securities transferred as consideration paid for acquisition of a subsidiary	$ (1,111)	$ 0